Premises and Equipment - Components of Premises and Equipment Included in the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 37,132	$ 37,016
Less accumulated depreciation	14,432	13,555
Premises and equipment, net	22,700	23,461
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	6,555	6,555
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	1,153	1,132
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	22,467	22,397
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 6,957	$ 6,932